INCOME TAXES - Schedule of Effective Income Tax Rates (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	$ (1,885,000)
Tax credits (federal):
Orphan drug credit	(1,331,000)
Other	(231,000)
Valuation allowance	2,203,000
Non-deductible or non-taxable items:
Share-based compensation	1,227,000
Other adjustments	17,000
Effective income tax rate	$ 0	$ 0
U.S. federal statutory income tax rate	21.00%	21.00%
State income taxes, net of federal income tax benefit		5.40%
Tax credits (federal):
Orphan drug credit	14.80%
Other	2.60%	(2.90%)
Tax credits		10.70%
Valuation allowance	(24.50%)	(34.20%)
Non-deductible or non-taxable items:
Share-based compensation	(13.70%)
Other adjustments	(0.20%)
Effective income tax rate	0.00%	0.00%